T. ROWE PRICE Dynamic Credit Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.9%
Government Bonds 0.9%
Republic of Angola, 8.00%, 11/26/29 (USD) (1) 215,000 177
Republic of Angola, 8.75%, 4/14/32 (USD)  260,000 210
Total Angola (Cost
$398
)
387
AUSTRALIA 1.1%
Corporate Bonds 1.1%
Mineral Resources, 9.25%, 10/1/28 (USD) (2) 490,000 494
Total Australia (Cost
$490
)
494
AUSTRIA 1.8%
Corporate Bonds 1.8%
Benteler International, 9.375%, 5/15/28 (2) 260,000 280
Benteler International, 10.50%, 5/15/28 (USD) (1)(2) 555,000 559
Total Austria (Cost
$841
)
839
BRAZIL 2.0%
Corporate Bonds 2.0%
Aegea Finance, 9.00%, 1/20/31 (USD) (2) 400,000 404
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2) 620,000 515
Total Brazil (Cost
$1,001
)
919
CANADA 2.2%
Asset-Backed Securities 0.3%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (2) 250,000 165
165
Corporate Bonds 1.9%
Enbridge, VR, 8.25%, 1/15/84 (USD) (1)(3) 435,000 425
Enbridge, VR, 8.50%, 1/15/84 (USD) (1)(3) 435,000 434
859
Total Canada (Cost
$1,067
)
1,024

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 1.7%
Convertible Bonds 1.6%
NIO, 3.875%, 10/15/29 (USD) (2) 215,000 221
NIO, 4.625%, 10/15/30 (USD) (2) 215,000 224
PDD Holdings, Zero Coupon, 12/1/25 (USD) (1) 275,000 274
719
Corporate Bonds 0.1%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 985,000 58
58
Total China (Cost
$972
)
777
COLOMBIA 0.7%
Corporate Bonds 0.7%
Aris Mining, 6.875%, 8/9/26 (USD) (1)(2) 380,000 304
304
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $5 (USD) (5)(6) † 7
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $16 (USD) (5)(6) † 16
23
Total Colombia (Cost
$397
)
327
ECUADOR 0.6%
Government Bonds 0.6%
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD) (1)(2) 495,000 254
Total Ecuador (Cost
$262
)
254
FRANCE 0.9%
Corporate Bonds 0.9%
Altice France Holding, 10.50%, 5/15/27 (USD) (2) 690,000 431
Total France (Cost
$438
)
431

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.125%, 4/4/26 (USD)  305,000 288
Total Ghana (Cost
$277
)
288
IRELAND 0.4%
Corporate Bonds 0.4%
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 170,000 166
Total Ireland (Cost
$168
)
166
IVORY COAST 0.6%
Government Bonds 0.6%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 258
Total Ivory Coast (Cost
$263
)
258
LUXEMBOURG 0.7%
Bank Loans 0.7% (7)
Altice Financing, 3M EURIBOR + 5.00%, 10/31/27 (8) 295,000 299
Total Luxembourg (Cost
$300
)
299
MAURITIUS 0.4%
Corporate Bonds 0.4%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 200,000 180
Total Mauritius (Cost
$200
)
180
MEXICO 3.6%
Corporate Bonds 1.4%
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  215,000 130
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 520
650
Government Bonds 2.2%
United Mexican States, Series M, 7.75%, 11/13/42  21,390,000 989
989
Total Mexico (Cost
$1,848
)
1,639

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Corporate Bonds 0.4%
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP) (2) 155,000 192
Total Netherlands (Cost
$192
)
192
PERU 0.4%
Corporate Bonds 0.4%
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (2) 200,000 178
Total Peru (Cost
$200
)
178
ROMANIA 1.7%
Corporate Bonds 1.7%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 720,000 792
Total Romania (Cost
$804
)
792
SPAIN 1.7%
Corporate Bonds 1.7%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD) (1)(3)(9) 800,000 792
Total Spain (Cost
$800
)
792
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (4)(5) 410,000 198
Total Sri Lanka (Cost
$173
)
198
SURINAME 0.5%
Government Bonds 0.5%
Republic of Suriname, 9.25%, 10/26/26 (USD) (4)(5) 285,000 246
Total Suriname (Cost
$203
)
246
SWEDEN 1.0%
Corporate Bonds 1.0%
Heimstaden Bostad Treasury, 0.75%, 9/6/29 (EUR)  645,000 445
Total Sweden (Cost
$448
)
445

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.4%
Corporate Bonds 0.4%
HTA Group, 7.00%, 12/18/25 (USD)  200,000 193
Total Tanzania (Cost
$192
)
193
UNITED KINGDOM 1.3%
Corporate Bonds 1.3%
Connect Finco, 6.75%, 10/1/26 (USD) (2) 635,000 592
Total United Kingdom (Cost
$608
)
592
UNITED STATES 56.8%
Asset-Backed Securities 12.9%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (2) 385,000 343
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 610,000 601
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (2) 320,736 295
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 46,265 43
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (2) 200,000 200
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49 (2) 240,000 230
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (2) 690,563 658
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%,
6/15/28  160,000 160
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 161,500 152
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%,
7/21/31 (2) 135,000 135
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M TSFR + 2.212%, 7.581%, 5/6/30 (2) 640,000 627
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30 (2) 315,000 316
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 255,000 242
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%,
9/20/29 (2) 110,000 110
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27 (2) 130,000 118

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%,
10/17/28 (2) 820,000 733
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (2) 140,636 139
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (2) 169,074 168
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class
E, 10.068%, 6/15/33 (2) 208,840 208
Sierra Timeshare Receivables Funding, Series 2018-3A, Class D,
5.20%, 9/20/35 (2) 94,469 89
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (2) 198,440 183
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 202,497 171
5,921
Bank Loans 4.4% (7)
Asurion, FRN, 1M TSFR + 4.25%, 9.666%, 8/19/28  559,001 542
Asurion, FRN, 1M TSFR + 5.25%, 10.681%, 1/31/28  185,904 167
Epicor Software, FRN, 1M USD LIBOR + 3.75%, 7/31/27 (8) 90,000 90
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.431%, 2/5/27  345,381 344
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.876%, 5/17/30  150,000 150
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.181%, 5/18/25  737,421 736
2,029
Common Stocks 0.6%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (5)(6)
(10) 639 16
Olympic Steel  4,208 237
253
Corporate Bonds 21.1%
Arsenal AIC Parent, 8.00%, 10/1/30 (2) 195,000 193
At Home Group, 4.875%, 7/15/28 (2) 210,000 83
Bausch & Lomb Escrow, 8.375%, 10/1/28 (2) 195,000 195
Capstone Borrower, 8.00%, 6/15/30 (2) 325,000 317
Carnival, 4.00%, 8/1/28 (2) 430,000 372
Celanese U.S. Holdings, 6.55%, 11/15/30  240,000 235
Comstock Resources, 5.875%, 1/15/30 (2) 205,000 177
CSC Holdings, 5.25%, 6/1/24 (1) 220,000 209
CSC Holdings, 6.50%, 2/1/29 (2) 305,000 253
DISH Network, 11.75%, 11/15/27 (2) 400,000 404
GrafTech Global Enterprises, 9.875%, 12/15/28 (2) 420,000 398
Hightower Holding, 6.75%, 4/15/29 (2) 230,000 197
iHeartCommunications, 4.75%, 1/15/28 (2) 470,000 357
LCPR Senior Secured Financing, 5.125%, 7/15/29 (2) 400,000 323
LifePoint Health, 9.875%, 8/15/30 (1)(2) 610,000 590
LifePoint Health, 11.00%, 10/15/30 (2) 740,000 740

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 720,000 652
Ovintiv, 6.25%, 7/15/33  195,000 188
Seadrill Finance, 8.375%, 8/1/30 (2) 200,000 204
Sirius XM Radio, 3.875%, 9/1/31 (2) 469,000 355
Stagwell Global, 5.625%, 8/15/29 (2) 395,000 319
Star Parent, 9.00%, 10/1/30 (2) 195,000 196
Talen Energy Supply, 8.625%, 6/1/30 (2) 310,000 317
Teekay Offshore Partners, EC, 8.50%, 7/15/23 (2)(5)(10) 155,000 —
Tenneco, 8.00%, 11/17/28 (2) 825,000 670
Townsquare Media, 6.875%, 2/1/26 (1)(2) 520,000 488
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (2) 165,000 139
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (2) 135,000 111
Venture Global LNG, 8.375%, 6/1/31 (2) 610,000 602
Viasat, 7.50%, 5/30/31 (2) 175,000 116
Vistra, VR, 7.00% (2)(3)(9) 100,000 92
Vistra, VR, 8.00% (2)(3)(9) 170,000 162
9,654
Municipal Securities 4.0%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 179
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  150,000 155
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (2) 210,000 198
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 968,891 503
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  6,837 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 32
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 33
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 27
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 35
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 35
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 47

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 46
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (5)(12) 40,000 10
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (5)(12) 150,000 38
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  255,000 211
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 95
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 36
1,822
Non-U.S. Government Mortgage-Backed Securities 13.8%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M TSFR + 2.864%, 8.197%, 9/15/38 (2) 395,000 328
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M TSFR + 3.864%, 9.197%, 9/15/38 (2) 100,000 80
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M TSFR + 2.964%, 8.296%, 11/15/34 (2) 120,000 27
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.986%, 10/15/34 (2) 83,000 81
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.264%, 7.596%, 4/15/34 (2) 150,000 147
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.376%, 6/15/36 (2) 145,000 128
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29 (2) 100,000 92
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 115,000 97
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 70,000 50
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  145,000 139
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.353%, 8/10/47 (2) 165,000 132
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
4.343%, 10/10/29 (2) 305,000 262
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 8.415%, 3/25/42 (2) 45,000 46
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M TSFR + 7.364%, 12.697%, 12/15/35 (2) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (2) 390,000 332
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.577%, 12/15/36 (2) 170,000 167
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.243%, 2/25/68 (2) 450,000 450
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52 (2) 88,041 71

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.829%, 3/10/50 (2) 220,000 150
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class
A2, CMO, STEP, 7.319%, 10/25/63 (2) 460,000 460
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50 (2) 115,000 87
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 7.115%, 11/25/41 (2) 295,000 288
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 9.065%, 2/25/42 (2) 560,000 574
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 8.215%, 4/25/42 (2) 145,000 148
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66 (2) 150,000 99
Verus Securitization Trust, Series 2021-3, Class A1, CMO, ARM,
1.046%, 6/25/66 (2) 327,985 272
Verus Securitization Trust, Series 2021-6, Class A1, CMO, ARM,
1.63%, 10/25/66 (2) 258,291 207
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (2) 242,009 222
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67 (2) 463,860 462
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.613%, 2/25/68 (2) 600,000 595
6,292
Total United States (Cost
$27,247
)
25,971
SHORT-TERM INVESTMENTS 17.1%
Money Market Funds 8.2%
T. Rowe Price Government Reserve Fund, 5.40% (13)(14) 3,768,908 3,769
3,769
U.S. Treasury Obligations 8.9%
U.S. Treasury Bills, 5.338%, 11/30/23 (15) 4,105,000 4,069
4,069
Total Short-Term Investments (Cost $7,838) 7,838

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 8.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 5.40% (13)(14) 1,135,861 1,136
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,136
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 6.1%
Money Market Funds 6.1%
T. Rowe Price Government Reserve Fund, 5.40% (13)(14) 2,782,670 2,783
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,783
Total Securities Lending Collateral (Cost $3,919) 3,919
Total Investments in Securities 108.5%
(Cost $51,546) $ 49,638
Other Assets Less Liabilities (8.5)% (3,869)
Net Assets 100.0% $ 45,769
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) All or a portion of this security is on loan at September 30, 2023.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$26,293 and represents 57.4% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing

T. ROWE PRICE Dynamic Credit Fund

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(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$39 and represents 0.1% of net assets.
(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8) All or a portion of this loan is unsettled as of September 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(9) Perpetual security with no stated maturity date.
(10) Level 3 in fair value hierarchy.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
(15) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Dynamic Credit Fund

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.
.
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GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (2.5)%
Credit Default Swaps, Protection Bought (1.7)%
United States (1.7)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,350 (148) (121) (27)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 750 (45) 18 (63)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 325 (17) (12) (5)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 4,850 (530) (87) (443)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 161 (21) (17) (4)
Total United States (219) (542)
Total Bilateral Credit Default Swaps, Protection
Bought (219) (542)
Credit Default Swaps, Protection Sold (1.0)%
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 9 (13) 22
Total United Kingdom (13) 22
United States (1.0)%
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 * 1,100 (233) (360) 127

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,100 (233) (367) 134
Total United States (727) 261
Total Bilateral Credit Default Swaps, Protection Sold (740) 283
Total Return Swaps 0.2%
United States 0.2%
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid
High Yield Index at Maturity, Receive
Variable 3.903% (3M EURIBOR + (0.00)%)
Quarterly, 12/20/23 (EUR) * 1,637 9 — 9
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.759% (SOFR + (0.55)%)
Quarterly, 3/20/24 * 1,295 68 (8) 76
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.559% (SOFR + (0.75)%)
Quarterly, 3/20/24 * 1,929 7 (51) 58
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.809% (SOFR + (0.50)%)
Quarterly, 3/20/24 * 401 7 (8) 15
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 4.689% (SOFR
+ (0.62)%) Quarterly, 3/20/24 * 1,294 12 (1) 13
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 4.659% (SOFR
+ (0.65)%) Quarterly, 3/20/24 * 589 (54) (25) (29)
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.759% (SOFR
+ (0.20)%) Monthly, 1/18/24 * 275 16 — 16
Morgan Stanley, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 1.250% (SOFR + (0.20)%)
Monthly, 1/18/24 * 217 (3) — (3)
Total United States (93) 155
Total Bilateral Total Return Swaps (93) 155
Total Bilateral Swaps (1,052) (104)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Bought (0.5)%
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (47) (58) 11
Total Canada 11
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 417 19 37 (18)
Total Colombia (18)
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 200 11 9 2
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/28 1,110 (62) (48) (14)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,775 40 93 (53)
Total Foreign/Europe (65)
United States (0.4)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,050 (18) (4) (14)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 (2) 35 (37)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 915 (51) (85) 34
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 720 (7) 1 (8)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 635 (16) (11) (5)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (37) (6) (31)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 485 (63) (59) (4)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (27) (1) (26)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 745 11 49 (38)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 (2) 25 (27)
Total United States (156)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (228)
Credit Default Swaps, Protection Sold 0.8%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 * 1,837 101 54 47
Total Foreign/Europe 47
Spain 0.1%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 200 32 31 1
Total Spain 1
United States 0.5%
Protection Sold (Relevant Credit: DISH
DBS, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/26 215 (42) (41) (1)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 1,585 (123) (163) 40

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,130 262 (107) 369
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,645 67 (5) 72
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 4,680 81 68 13
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 814 11 5 6
Total United States 501
Total Centrally Cleared Credit Default Swaps,
Protection Sold 549
Interest Rate Swaps 0.5%
Foreign/Europe 0.1%
5 Year Interest Rate Swap, Receive Fixed
3.242% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 9/7/28 6,372 (49) — (49)
5 Year Interest Rate Swap, Receive Fixed
3.375% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 4,474 (8) — (8)
30 Year Interest Rate Swap, Pay Fixed
2.851% Annually, Receive Variable 3.938%
(6M EURIBOR) Semi-Annually, 9/8/53 1,481 72 — 72
30 Year Interest Rate Swap, Pay Fixed
3.059% Annually, Receive Variable 4.122%
(6M EURIBOR) Semi-Annually, 9/29/53 1,042 7 — 7
Total Foreign/Europe 22
Mexico 0.2%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.504% (MXIBTIIE) 28 Days, 4/15/43 17,475 97 — 97
Total Mexico 97
United Kingdom 0.2%
5 Year Interest Rate Swap, Receive Fixed
4.860% Annually, Pay Variable 5.186%
(GBP SONIA) Annually, 8/3/28 3,715 42 — 42

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
4.009% Annually, Receive Variable 5.186%
(GBP SONIA) Annually, 8/4/53 855 40 — 40
Total United Kingdom 82
United States 0.0%
2 Year Interest Rate Swap, Receive Fixed
4.843% Annually, Pay Variable 5.320%
(SOFR) Annually, 8/21/25 11,060 (43) — (43)
5 Year Interest Rate Swap, Pay Fixed
4.198% Annually, Receive Variable 5.320%
(SOFR) Annually, 8/21/28 5,140 52 — 52
5 Year Interest Rate Swap, Receive Fixed
3.340% Annually, Pay Variable 5.320%
(SOFR) Annually, 4/6/28 1,575 (83) — (83)
5 Year Interest Rate Swap, Receive Fixed
4.006% Annually, Pay Variable 5.320%
(SOFR) Annually, 9/6/28 7,530 (136) — (136)
5 Year Interest Rate Swap, Receive Fixed
4.023% Annually, Pay Variable 5.320%
(SOFR) Annually, 8/3/28 5,220 (97) — (97)
5 Year Interest Rate Swap, Receive Fixed
4.059% Annually, Pay Variable 5.320%
(SOFR) Annually, 8/7/28 6,845 (115) — (115)
5 Year Interest Rate Swap, Receive Fixed
4.420% Annually, Pay Variable 5.320%
(SOFR) Annually, 9/29/28 5,121 6 — 6
7 Year Interest Rate Swap, Pay Fixed
4.082% Annually, Receive Variable 5.320%
(SOFR) Annually, 8/21/30 3,460 52 — 52
10 Year Interest Rate Swap, Pay Fixed
3.350% Annually, Receive Variable 5.070%
(SOFR) Annually, 2/8/33 705 57 — 57
30 Year Interest Rate Swap, Pay Fixed
2.982% Annually, Receive Variable 5.320%
(SOFR) Annually, 4/7/53 426 80 — 80
30 Year Interest Rate Swap, Pay Fixed
3.540% Annually, Receive Variable 5.320%
(SOFR) Annually, 9/8/53 1,520 126 — 126
30 Year Interest Rate Swap, Pay Fixed
3.564% Annually, Receive Variable 5.320%
(SOFR) Annually, 8/7/53 1,605 129 — 129
30 Year Interest Rate Swap, Pay Fixed
3.989% Annually, Receive Variable 5.320%
(SOFR) Annually, 9/29/53 1,121 5 — 5
Total United States 33
Total Centrally Cleared Interest Rate Swaps 234

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.634% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/1/33 4,168 — — —
Total United States —
Total Centrally Cleared Zero-Coupon Inflation Swaps —
Total Centrally Cleared Swaps 555
Net payments (receipts) of variation margin to date (766)
Variation margin receivable (payable) on centrally cleared swaps $ (211)
* Credit ratings as of September 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(93).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/20/23 CAD 137 USD 102 $ (1)
Bank of America 10/20/23 NZD 459 USD 285 (10)
Bank of America 10/20/23 USD 989 AUD 1,480 37
Bank of America 11/24/23 USD 6 GBP 5 —
Barclays Bank 10/6/23 INR 166,145 USD 1,997 3
Barclays Bank 10/6/23 KRW 536,435 USD 403 (5)
Barclays Bank 10/6/23 USD 110 INR 9,120 —
Barclays Bank 10/6/23 USD 434 TWD 13,970 1
Barclays Bank 10/19/23 USD 211 ILS 810 (1)
Barclays Bank 11/24/23 USD 446 GBP 355 13
Barclays Bank 1/17/24 USD 1,986 INR 166,145 (1)
Barclays Bank 1/17/24 USD 405 KRW 536,435 6
BNP Paribas 11/24/23 EUR 109 USD 119 (4)
BNP Paribas 11/24/23 USD 829 EUR 758 25
BNP Paribas 11/24/23 USD 6 GBP 5 —
Canadian Imperial Bank
of Commerce 10/20/23 JPY 281,035 USD 1,983 (96)
Citibank 10/6/23 TWD 25,595 USD 793 1
Citibank 10/6/23 USD 61 INR 5,095 —
Citibank 10/6/23 USD 601 TWD 19,400 (1)
Citibank 10/13/23 MXN 7,865 USD 452 (1)
Citibank 10/19/23 ILS 810 USD 212 —
Citibank 10/20/23 USD 657 AUD 1,035 (9)
Citibank 11/24/23 GBP 405 USD 497 (3)
Citibank 1/17/24 TWD 19,400 USD 605 2
Citibank 1/17/24 USD 798 TWD 25,595 (2)
Deutsche Bank 11/24/23 USD 146 GBP 120 —
Goldman Sachs 10/6/23 IDR 1,103,862 USD 71 —
Goldman Sachs 10/6/23 TWD 13,717 USD 425 —
Goldman Sachs 10/6/23 TWD 8,218 USD 255 —
Goldman Sachs 10/20/23 USD 393 CAD 525 6
Goldman Sachs 10/20/23 USD 394 CHF 345 16
Goldman Sachs 11/24/23 USD 6 GBP 5 —
Goldman Sachs 12/15/23 USD 138 CNH 998 1
Goldman Sachs 1/17/24 USD 71 IDR 1,103,862 —
Goldman Sachs 1/17/24 USD 684 TWD 21,935 (1)
HSBC Bank 10/6/23 IDR 1,080,595 USD 70 —
HSBC Bank 10/6/23 TWD 19,400 USD 602 —
HSBC Bank 10/20/23 USD 487 AUD 750 4
HSBC Bank 11/24/23 USD 389 GBP 310 11
HSBC Bank 12/15/23 USD 276 CNH 1,996 2
HSBC Bank 1/17/24 USD 70 IDR 1,080,595 —
JPMorgan Chase 10/13/23 MXN 4,015 USD 234 (4)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/13/23 USD 42 MXN 715 $ 1
JPMorgan Chase 10/20/23 CHF 345 USD 402 (24)
JPMorgan Chase 10/20/23 JPY 10,710 USD 76 (4)
JPMorgan Chase 10/20/23 NZD 55 USD 34 (1)
JPMorgan Chase 10/20/23 USD 63 JPY 8,760 4
JPMorgan Chase 10/20/23 USD 31 NZD 50 1
JPMorgan Chase 11/24/23 EUR 103 USD 112 (3)
JPMorgan Chase 11/24/23 USD 549 EUR 505 14
Morgan Stanley 10/13/23 USD 202 MXN 3,505 1
Morgan Stanley 10/13/23 USD 451 MXN 7,995 (7)
Morgan Stanley 10/20/23 USD 1,058 JPY 148,420 61
Morgan Stanley 11/10/23 USD 209 CLP 186,780 —
Morgan Stanley 11/24/23 EUR 40 USD 44 (1)
Morgan Stanley 12/15/23 CNH 3,005 USD 412 1
Morgan Stanley 12/15/23 USD 418 CNH 3,026 2
RBC Dominion Securities 10/6/23 USD 408 KRW 536,435 10
RBC Dominion Securities 10/13/23 USD 215 MXN 3,755 —
RBC Dominion Securities 10/13/23 USD 222 MXN 3,910 (2)
RBC Dominion Securities 10/20/23 JPY 57,125 USD 399 (15)
RBC Dominion Securities 10/20/23 USD 417 JPY 60,535 10
Standard Chartered 10/6/23 USD 431 INR 35,705 1
Standard Chartered 10/20/23 JPY 123,220 USD 828 (1)
Standard Chartered 10/20/23 USD 112 AUD 175 —
Standard Chartered 10/20/23 USD 1,811 JPY 254,375 103
Standard Chartered 10/20/23 USD 314 NZD 495 17
Standard Chartered 11/24/23 EUR 710 USD 749 3
Standard Chartered 11/24/23 GBP 365 USD 443 2
Standard Chartered 12/8/23 USD 424 MYR 1,970 1
Standard Chartered 12/15/23 CNH 6,170 USD 845 3
Standard Chartered 12/15/23 USD 435 CNH 3,155 1
Standard Chartered 1/17/24 USD 919 KRW 1,238,290 (2)
State Street 10/6/23 USD 453 TWD 14,500 3
State Street 10/13/23 USD 660 MXN 11,517 1
State Street 10/20/23 CAD 155 USD 118 (4)
State Street 11/24/23 EUR 109 USD 119 (4)
State Street 11/24/23 SEK 4,705 USD 435 (4)
State Street 11/24/23 USD 449 EUR 424 (1)
State Street 11/24/23 USD 188 GBP 155 (1)
UBS Investment Bank 10/6/23 IDR 1,060,573 USD 68 —
UBS Investment Bank 10/6/23 USD 211 IDR 3,245,030 2
UBS Investment Bank 10/6/23 USD 1,412 INR 116,225 13
UBS Investment Bank 10/6/23 USD 604 TWD 19,060 12
UBS Investment Bank 11/24/23 USD 1,401 EUR 1,300 24

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 11/24/23 USD 6 GBP 5 $ —
UBS Investment Bank 11/24/23 USD 424 SEK 4,705 (7)
UBS Investment Bank 1/17/24 USD 68 IDR 1,060,573 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 199

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 DAX Performance Index contracts 12/23 (821) $ (6)
Short, 2 NASDAQ 100 E-Mini contracts 12/23 (595) 32
Short, 1 S&P 500 E-Mini Index contracts 12/23 (216) 11
Short, 7 U.S. Treasury Long Bond contracts 12/23 (796) 36
Short, 32 U.S. Treasury Notes ten year contracts 12/23 (3,458) 30
Short, 5 Ultra U.S. Treasury Bonds contracts 12/23 (593) 44
Long, 162 Three month SOFR Futures contracts 3/24 38,293 (55)
Short, 222 Three month SOFR Futures contracts 3/25 (52,953) 243
Net payments (receipts) of variation margin to date (361)
Variation margin receivable (payable) on open futures contracts $ (26)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 74++
Totals $ —# $ — $ 74+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 2,776  ¤  ¤ $ 7,688
Total $ 7,688^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $74 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,688.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments
25
T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Credit Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s
NAV is not available as of the valuation date or is not calculated in accordance with
GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward

T. ROWE PRICE Dynamic Credit Fund

currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 19,579 $ — $ 19,579
Common Stocks 237 — 16 253
Corporate Bonds — 18,026 — 18,026
Private Investment Company
2
— — — 23
Short-Term Investments 3,769 4,069 — 7,838
Securities Lending Collateral 3,919 — — 3,919
Total Securities 7,925 41,674 16 49,638
Swaps* — 1,490 — 1,490
Forward Currency Exchange
Contracts — 419 — 419
Futures Contracts* 396 — — 396
Total $ 8,321 $ 43,583 $ 16 $ 51,943
Liabilities
Swaps* $ — $ 2,091 $ — $ 2,091
Forward Currency Exchange
Contracts — 220 — 220
Futures Contracts* 61 — — 61
Total $ 61 $ 2,311 $ — $ 2,372
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1175-054Q3 09/23